Revenue - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Maximum payout remaining guarantees	$ 85	$ 42
Performance Guarantees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance guarantees included within trade and other payables	$ 2	$ 3